Consolidated statement of profit or loss - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated statement of profit or loss
Revenue from contracts with customers		£ 583,201	£ 494,117	£ 509,041
Operating expenses		(692,520)	(538,424)	(522,204)
Profit on disposal of intangible assets		21,935	7,381	18,384
Operating (loss)/profit		(87,384)	(36,926)	5,221
Finance costs		(85,915)	(36,411)	(27,391)
Finance income		23,676	49,310	1,352
Net finance (costs)/income		(62,239)	12,899	(26,039)
(Loss)/profit before income tax		(149,623)	(24,027)	(20,818)
Income tax credit/(expense)		34,113	(68,189)	(2,415)
(Loss)/profit for the year		£ (115,510)	£ (92,216)	£ (23,233)
(Loss)/earnings per share during the year
Basic loss per share		£ (0.7086)	£ (0.5660)	£ (0.1414)
Diluted loss per share	[1]	£ (0.7086)	£ (0.5660)	£ (0.1414)

[1]	For the years ended 30 June 2022, 2021 and 2020, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.